PROVISION FOR POST-EMPLOYMENT BENEFITS (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PROVISION FOR POST-EMPLOYMENT BENEFITS
Provision for post-employment benefit	$ 0	$ 27,632	$ 351,977